Expense Example, No Redemption - FidelityAdvisorEquityGrowthFund-AMCIZPRO - FidelityAdvisorEquityGrowthFund-AMCIZPRO - Fidelity Advisor Equity Growth Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Equity Growth Fund - Class A
Expense Example, No Redemption:
1 Year	$ 667
3 Years	863
5 Years	1,075
10 Years	1,685
Fidelity Advisor Equity Growth Fund - Class C
Expense Example, No Redemption:
1 Year	177
3 Years	548
5 Years	944
10 Years	1,845
Fidelity Advisor Equity Growth Fund - Class M
Expense Example, No Redemption:
1 Year	469
3 Years	721
5 Years	992
10 Years	1,765
Fidelity Advisor Equity Growth Fund - Class I
Expense Example, No Redemption:
1 Year	73
3 Years	227
5 Years	395
10 Years	883
Fidelity Advisor Equity Growth Fund - Class Z
Expense Example, No Redemption:
1 Year	60
3 Years	189
5 Years	329
10 Years	$ 738